SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Receivables from Customers (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Balance at the beginning of the year	$ 991,286	$ 696,508
Additional/(Reversal)	14,292,716	294,778	$ 302,634
Balance at the end of the year	$ 15,284,002	$ 991,286	$ 696,508